PROPERTY, PLANT AND EQUIPMENT - Dispositions (Details) $ in Millions	3 Months Ended					12 Months Ended
	Sep. 30, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares	Sep. 30, 2016 CAD ($) MMcf	Jun. 30, 2016 CAD ($)	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Rental fee period					8 years
Deferred capital obligation		$ 20.0
Capitalized general and administrative expenses			$ 7.0			$ 7.0	$ 7.6
Capitalized share-based compensation expense			1.4			1.4	0.8
Oil and Gas Properties, West Pembina Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets	$ 16.0		42.0
Losses on disposals of property, plant and equipment	$ 18.6
Consideration from disposal of oil and gas assets			$ 47.0			$ 47.0
Shares received from purchaser from disposal of oil and gas assets | shares			2,171,667			2,171,667
Fair value of shares from purchaser from disposal of oil and gas assets			$ 5.0			$ 5.0
Oil And Gas Properties, Strachan Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets		34.5
Losses on disposals of property, plant and equipment		37.0	26.2
Oil and Gas Properties, Harmattan
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets			65.0
Losses on disposals of property, plant and equipment			147.7
Consideration from disposal of oil and gas assets			80.0			80.0
Loan receivable from disposal of oil and gas assets			$ 15.0			$ 15.0
Loan receivable from disposal of oil and gas assets, interest percentage			10.00%			10.00%
Oil and Gas Properties, Willesden Green Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets		$ 20.0
Production Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets					$ 75.0
Alder Flats Plant Sale
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets				$ 112.5
Percentage of working interest disposed of				35.00%
Midstream services and governance agreement, purchased capacity access limits | MMcf				80.5
Midstream services and governance agreement, purchased capacity contract term				10 years
Percentage of voting equity interests acquired				25.00%
Option to reacquire working interest percentage				5.00%
Cost to reacquire working interest in oil and gas assets				$ 8.0
Alder Flats Plant Sale, Phase One
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment				9.8
Deferred capital obligation							4.8
Alder Flats Plant Sale, Phase Two
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gains on disposals of property plant and equipment				$ 10.7
Deferred financing obligation							$ 1.5
Drilling Oil and Gas Wells
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment						$ 6.7